Consolidated Statement of Shareholders' Equity - USD ($) $ in Thousands	Total IGT PLC Equity	Common Stock	Additional Paid-In Capital	Treasury Stock	Retained Earnings (Deficit)	Accumulated Other Comprehensive Income	Non Controlling Interests	Total
Balance, beginning of period at Dec. 31, 2012	$ 2,789,912	$ 213,812	$ 2,252,425		$ 170,126	$ 153,549	$ 505,989	$ 3,295,901
Shares of common stock outstanding
Net (loss) income	201,605				201,605		31,877	233,482
Other comprehensive income (loss), net of tax	(45,268)					(45,268)	(229)	(45,497)
Total comprehensive (loss) income	156,337				201,605	(45,268)	31,648	187,985
Stock-based payment expense	11,301		11,301					11,301
Shares issued upon exercise of stock options	19,205	1,587	17,618					19,205
Capital increase							99,334	99,334
Capital reallocation	2,400				2,400		(2,400)
Shares issued under stock award plans		437	(437)
Return of capital							(52,200)	(52,200)
Acquisition of non-controlling interest							13,878	13,878
Dividends paid	(163,774)				(163,774)		(44,323)	(208,097)
Balance, end of period at Dec. 31, 2013	2,815,381	215,836	2,280,907		210,357	108,281	551,926	3,367,307
Shares of common stock outstanding
Net (loss) income	86,162				86,162		13,642	99,804
Other comprehensive income (loss), net of tax	46,922					46,922	905	47,827
Total comprehensive (loss) income	133,084				86,162	46,922	14,547	147,631
Stock-based payment expense	13,823		13,823					13,823
Shares issued upon exercise of stock options	5,143	409	4,734					5,143
Capital increase							22,312	22,312
Capital reallocation	3,000				3,000		(3,000)
Shares issued under stock award plans		926	(926)
Return of capital							(74,441)	(74,441)
Acquisition of non-controlling interest	(12,487)				(12,487)		(87,900)	(100,387)
Dividends declared	(156,922)				(156,922)			(156,922)
Dividends paid	(178,025)		(94,292)		(83,733)		(45,561)	(223,586)
Treasury stock purchases	(53,160)			$ (53,160)				(53,160)
Balance, end of period at Dec. 31, 2014	2,569,837	217,171	2,204,246	(53,160)	46,377	155,203	377,883	2,947,720
Shares of common stock outstanding
Net (loss) income	(75,574)				(75,574)		19,647	(55,927)
Other comprehensive income (loss), net of tax	39,635					39,635	(304)	39,331
Total comprehensive (loss) income	(35,939)				(75,574)	39,635	19,343	(16,596)
Shares issued to acquire IGT	917,257	4,532	912,725					917,257
Stock-based payment expense	36,067		36,067					36,067
Payment for accelerated stock awards	(14,867)		(14,867)					(14,867)
Escrow deposit returned - withdrawing shareholders	15,926				15,926			15,926
IGT stock awards attributable to purchase price	11,626		11,626					11,626
Shares issued upon exercise of stock options	10,831	221	10,610					10,831
Capital increase							9,049	9,049
Merger of GTECH S.p.A. into IGT PLC		(217,332)	(242,932)	460,264
GTECH S.p.A. shares exchanged for IGT PLC shares		15,320	(15,320)
Share issuance costs	(3,034)		(3,034)					(3,034)
Shares issued under stock award plans	(3,083)	112	(3,195)					(3,083)
Return of capital							(29,695)	(29,695)
Dividends paid	(79,869)		(79,869)				(28,086)	(107,955)
Treasury stock purchases	(407,104)			$ (407,104)				(407,104)
Balance, end of period at Dec. 31, 2015	$ 3,017,648	$ 20,024	$ 2,816,057		$ (13,271)	$ 194,838	$ 348,494	$ 3,366,142